Summary of Significant Accounting Policies - Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Electronic equipment
Property, Plant and Equipment, Net
Estimated useful life	3 years
Office equipment and furniture | Minimum [Member]
Property, Plant and Equipment, Net
Estimated useful life	3 years
Office equipment and furniture | Maximum [Member]
Property, Plant and Equipment, Net
Estimated useful life	5 years
Motor vehicles
Property, Plant and Equipment, Net
Estimated useful life	3 years